Statement of Cash Flows - Disclosure Of Detailed Information About Due From Financial Institutions Explanatory (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Due From Financial Institutions [Line Items]
Due from financial institutions	₩ 17,334,176	₩ 14,202,090
The Bank of Korea | Due from financial institutions in Korean won
Disclosure Of Detailed Information About Due From Financial Institutions [Line Items]
Due from financial institutions	13,939,438	11,635,481
Korea Development Bank and Others | Due from financial institutions in Korean won
Disclosure Of Detailed Information About Due From Financial Institutions [Line Items]
Due from financial institutions	27,555	25,928
Bank Indonesia and Others | Due from financial institutions in foreign currencies
Disclosure Of Detailed Information About Due From Financial Institutions [Line Items]
Due from financial institutions	₩ 3,367,183	₩ 2,540,681